CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - CAD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Deficit [Member]	Accumulated other comprehensive income (loss) [Member]	Total
Beginning Balance at Dec. 31, 2015	$ 97,162	$ 10,438	$ (105,150)	$ 4,118	$ 6,568
Beginning Balance (Shares) at Dec. 31, 2015					36,509,953
Statements Line Items
Shares issued via private placements, net of issuance costs	949				$ 949
Shares issued via private placements, net of issuance costs (Shares)					8,298,333
Stock-based compensation		188			$ 188
Loss			(5,486)		(5,486)
Foreign currency translation adjustment				(673)	(673)
Ending Balance at Dec. 31, 2016	98,111	10,626	(110,636)	3,445	$ 1,546
Ending Balance (Shares) at Dec. 31, 2016					44,808,286
Statements Line Items
Shares issued via private placements, net of issuance costs	3,718				$ 3,718
Shares issued via private placements, net of issuance costs (Shares)					58,797,802
Flow-through share liability	(114)				$ (114)
Contributed surplus related to value of conversion feature on loans from related parties		3,118			3,118
Stock-based compensation		8			8
Loss			(5,209)		(5,209)
Foreign currency translation adjustment				(973)	(973)
Ending Balance at Dec. 31, 2017	101,715	13,752	(115,845)	2,472	$ 2,094
Ending Balance (Shares) at Dec. 31, 2017					103,606,088
Statements Line Items
Contributed surplus related to value of conversion feature on convertible debt		105			$ 105
Stock-based compensation		77			77
Loss			(11,632)		(11,632)
Foreign currency translation adjustment				1,173	1,173
Ending Balance at Dec. 31, 2018	$ 101,715	$ 13,934	$ (127,477)	$ 3,645	$ (8,183)
Ending Balance (Shares) at Dec. 31, 2018					103,606,088